Risk Management - Impact of Fluctuating Commodity Prices and Interest Rates on Company'S Open Risk Management Positions (Detail) $ in Millions	Sep. 30, 2021 CAD ($) $ / bbl
Commodity price risk | Crude Oil Contracts
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / bbl	5.00
Increase	$ (199)
Decrease	$ 199
Commodity price risk | WCS and Condensate Differential
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / bbl	2.50
Increase	$ 5
Decrease	$ (5)
Commodity price risk | Refined Products
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / bbl	5.00
Increase	$ (11)
Decrease	$ 11
Currency risk | U.S. to Canadian Dollar Exchange Rate
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / bbl	0.05
Increase	$ 11
Decrease	$ (12)